Marketable Securities - Additional Information (Details) $ in Thousands					1 Months Ended	12 Months Ended
	Aug. 01, 2023 USD ($) $ / shares shares	May 15, 2023 shares	Mar. 31, 2023	Mar. 27, 2023 USD ($) shares $ / shares	Jan. 31, 2023 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Derivative assets						$ 0	$ 17,700
Reserve of gains and losses from investments in equity instruments						(23,400)	(57,600)
Fair Value
Disclosure of detailed information about borrowings [line items]
Gain (loss) on change in fair value of warrants							(4,100)
Other comprehensive income, before tax, gains (losses) on hedging instruments that hedge investments in equity instruments						(38,300)	(44,100)
Change in fair value						(39,200)	(44,600)
Other comprehensive losses on hedging instruments in marketable securities						900	500
FVTPL
Disclosure of detailed information about borrowings [line items]
Derivative assets						81	18,196
FVTPL | Solaris Warrants
Disclosure of detailed information about borrowings [line items]
Exercised (in shares) | shares				(7,500,000)
Exercised (in dollars per share) | $ / shares				$ 1.20
Share-base arrangement consideration received				$ 6,700
Solaris warrant liability
Disclosure of detailed information about borrowings [line items]
Cumulative loss on disposition of marketable securities					$ 6,600	74,200
Cumulative loss disposition of marketable securities, tax						0
Solaris warrant liability | Share Purchase Warrants
Disclosure of detailed information about borrowings [line items]
Proceeds from exercise of warrants					53,400	48,200
Marketable securities carrying amount					$ 53,400	48,200
i-80 Gold
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in associate			19.95%
Escrow deposits shares in connection with sale (in shares) | shares		5,800,000
Escrow carrying amount						$ 0	$ 10,200
Number of units acquired in private placement financing (in shares) | shares	1,000,000
Price per unit acquired in private placement financing (in dollars per share) | $ / shares	$ 2.70
Consideration transferred, acquisition-date fair value	$ 2,100
Percentage of voting interest threshold for significant influence	20.00%
Solaris Resources Inc
Disclosure of detailed information about borrowings [line items]
Sale of equity interests (in units) | shares					12,000,000	50,600,000
Solaris Resources Inc | Fair Value
Disclosure of detailed information about borrowings [line items]
Investment in associate, fair value				31,700
Solaris Resources Inc | Fair Value | Warrants
Disclosure of detailed information about borrowings [line items]
Derivative assets				$ 25,000